Shareholder Report, Average Annual Return (Details) B504712_Direxion Daily FTSE Europe Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily FTSE Europe Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily FTSE Europe Bull 3X Shares NAV
Average Annual Return, Percent	54.49%	22.77%	4.27%
FTSE Developed Europe All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Average Annual Return, Percent	23.75%	13.62%	7.70%